UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 and 811-09735

Name of Fund:    BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$76,390,917
Total Investments (Cost — $ 65,479,964) — 100.1%	76,390,917
Liabilities in Excess of Other Assets — (0.1)%	(108,677)

Net Assets — 100.0%	$76,282,240

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of May 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $76,390,917 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2014	1

Schedule of Investments May 31, 2014 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Precision Castparts Corp.	6,111	$1,545,961
Airlines — 2.0%
American Airlines Group, Inc. (a)	37,128	1,491,060
Biotechnology — 8.7%
Biogen Idec, Inc. (a)	3,701	1,181,988
Gilead Sciences, Inc. (a)	22,954	1,864,094
Regeneron Pharmaceuticals, Inc. (a)	6,912	2,121,708
United Therapeutics Corp. (a)	15,801	1,512,788

		6,680,578
Chemicals — 3.3%
Monsanto Co.	10,445	1,272,723
WR Grace & Co. (a)	13,807	1,271,349

		2,544,072
Diversified Financial Services — 2.0%
IntercontinentalExchange Group, Inc.	7,830	1,537,812
Electrical Equipment — 4.2%
Eaton Corp. PLC	20,313	1,496,865
Emerson Electric Co.	26,090	1,740,986

		3,237,851
Energy Equipment & Services — 1.8%
FMC Technologies, Inc. (a)	23,150	1,344,089
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	47,323	1,893,393
Intuitive Surgical, Inc. (a)	2,007	742,068

		2,635,461
Hotels, Restaurants & Leisure — 5.7%
McDonald’s Corp.	18,979	1,925,040
Wynn Resorts Ltd.	11,150	2,396,915

		4,321,955
Internet & Catalog Retail — 8.0%
Alibaba Group Holding Ltd. (a)	12,634	859,112
NetFlix, Inc. (a)	1,909	797,637
The Priceline Group, Inc. (a)	2,179	2,786,135
TripAdvisor, Inc. (a)	17,485	1,699,017

		6,141,901
Internet Software & Services — 15.6%
Facebook, Inc., Class A (a)	37,251	2,357,988
Google, Inc., Class A (a)	5,014	2,866,253
Google, Inc., Class C (a)	3,215	1,803,551
LinkedIn Corp., Class A (a)	12,920	2,068,363
Yahoo!, Inc. (a)	64,832	2,246,429
Yelp, Inc. (a)	9,077	600,444

		11,943,028
IT Services — 4.2%
Visa, Inc., Class A	14,845	3,189,151
Media — 13.3%
Comcast Corp., Class A	59,416	3,101,515
Liberty Global PLC, Class A	45,985	2,070,245
Time Warner, Inc.	24,900	1,738,767
Twenty-First Century Fox, Inc., Class A	92,097	3,261,155

		10,171,682
Oil, Gas & Consumable Fuels — 2.4%
Gulfport Energy Corp. (a)	7,287	448,369

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Laredo Petroleum, Inc. (a)	49,733	$1,376,112

		1,824,481
Pharmaceuticals — 6.9%
AbbVie, Inc.	52,673	2,861,724
Valeant Pharmaceuticals International, Inc. (a)	18,636	2,445,230

		5,306,954
Road & Rail — 4.4%
Union Pacific Corp.	16,688	3,325,418
Software — 2.4%
Autodesk, Inc. (a)	19,949	1,044,729
VMware, Inc., Class A (a)	8,232	794,388

		1,839,117
Specialty Retail — 1.8%
The Home Depot, Inc.	17,582	1,410,604
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	3,740	2,367,420
Wireless Telecommunication Services — 2.2%
Crown Castle International Corp.	13,102	1,005,316
SoftBank Corp.	9,100	661,515

		1,666,831
Total Common Stocks — 97.5%		74,525,426

Preferred Stocks
Internet Software & Services — 1.3%
Uber Technologies, Inc., Series D (Acquired 3/20/14, Cost $999,080) (a)(b)(c)	999,080	999,080
Software — 0.8%
Palantir Technologies, Inc. (Acquired 2/07/14, Cost $598,061) (a)(c)	97,563	598,061
Total Preferred Stocks — 2.1%		1,597,141
Total Long-Term Investments (Cost — $65,211,628) — 99.6%		76,122,567

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	1,341,127	1,341,127
Total Short-Term Securities (Cost — $1,341,127) — 1.8%		1,341,127
Total Investments (Cost — $66,552,755*) — 101.4%		77,463,694
Liabilities in Excess of Other Assets — (1.4)%		(1,072,777)

Net Assets — 100.0%		$76,390,917

2	MASTER FOCUS GROWTH LLC	MAY 31, 2014

Schedule of Investments (continued)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Notes to Schedule of Investments

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$66,559,801

Gross unrealized appreciation	$11,142,150
Gross unrealized depreciation	(238,257)

Net unrealized appreciation	$10,903,893

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Restricted securities as to resale. As of report date, the Master LLC held restricted securities with a current value of $1,597,141 and an original cost of $1,597,141 which was 2.1% of its net assets.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,341,127	1,341,127	$226
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$1,082

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

MASTER FOCUS GROWTH LLC	MAY 31, 2014	3

Schedule of Investments (concluded)	Master Focus Growth LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$1,545,961	—	—	$1,545,961
Airlines	1,491,060	—	—	1,491,060
Biotechnology	6,680,578	—	—	6,680,578
Chemicals	2,544,072	—	—	2,544,072
Diversified Financial Services	1,537,812	—	—	1,537,812
Electrical Equipment	3,237,851	—	—	3,237,851
Energy Equipment & Services	1,344,089	—	—	1,344,089
Health Care Equipment & Supplies	2,635,461	—	—	2,635,461
Hotels, Restaurants & Leisure	4,321,955	—	—	4,321,955
Internet & Catalog Retail	5,282,789	—	$859,112	6,141,901
Internet Software & Services	11,943,028	—	—	11,943,028
IT Services	3,189,151	—	—	3,189,151
Media	10,171,682	—	—	10,171,682
Oil, Gas & Consumable Fuels	1,824,481	—	—	1,824,481
Pharmaceuticals	5,306,954	—	—	5,306,954
Road & Rail	3,325,418	—	—	3,325,418
Software	1,839,117	—	—	1,839,117
Specialty Retail	1,410,604	—	—	1,410,604
Technology Hardware, Storage & Peripherals	2,367,420	—	—	2,367,420
Wireless Telecommunication Services	1,666,831	—	—	1,666,831
Preferred Stocks	—	—	1,597,141	1,597,141
Short-Term Securities	1,341,127	—	—	1,341,127
Total	$75,007,441	—	$2,456,253	$77,463,694

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, foreign currency at value of $1,190 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of August 31, 2013	—	—	—
Transfers into Level 3.	—	—	—
Transfers out of Level 3.	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	—	—	—
Purchases	$859,112	$1,597,141	$2,456,253
Sales	—		—
Closing balance, as of May 31, 2014	$859,112	$1,597,141	$2,456,253

Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014[1]	—	—	—

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4	MASTER FOCUS GROWTH LLC	MAY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 23, 2014

3